Property, plant and equipment - Additional information (Detail) £ in Millions	Aug. 31, 2020 GBP (£)
Disclosure of detailed information about property, plant and equipment [line items]
Modification of accounting standard transaction costs	£ 2.5
IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Reduction in Right of Use Assets	8.7
Reduction in Lease Liability	9.5
Gain on Modification of Lease	£ 0.7